Cash and Cash Equivalents	12 Months Ended
Mar. 31, 2026
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Cash and Cash Equivalents
(5) Cash and Cash Equivalents
Cash and cash equivalents as of March 31, 2025 and 2026 consist of the following:

	Yen (millions)
	2025	2026
Cash and deposits	¥3,261,111	¥3,852,220
Cash equivalents	1,267,684	1,214,608

Cash and cash equivalents in the consolidated statements of financial position	¥4,528,795	¥5,066,828

Cash and cash equivalents included in assets held for sale	¥—	¥51,649
Cash and cash equivalents in the consolidated statements of cash flows	¥4,528,795	¥5,118,477

Cash equivalents held by Honda mainly consist of money market funds and certificates of deposit. In addition, assets held for sale as of March 31, 2026 are presented in other current assets in the consolidated statements of financial position.